SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Guarantees and Product Warranties [Abstract]
Balance at beginning of period	$ 84,422
Additions	108,876
Foreign exchange adjustment	3,828
Balance at end of period	197,126
Less: Current portion	182,006
Non-current portion	$ 15,120